Share capital and reserves (Details 1) - £ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Private Placements	164,000
Registered Direct Offering	1,076,000	321,000
Registered Direct Offering, share price		£ 0.6660
Exercise February 2023 pre-funded warrants	3,139,000
Exercise sries warrants	653,000
Exercise series b Warrants	979,000
Exercise Investor warrants	32,000
Exercise c warrant	617,000
Exercise of warrants
Exercise of warrants, share price		£ 200.0000	£ 5.9600	£ 6.2642
Share issue to SIPP trustee
ShareIssue for SIPP trustee, share price		£ 0.0200		£ 0.0200
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued for consideraton at end	277,971,722	5,417,137	4,923,420
Private Placements	3,250,200
Private placements, share price	£ 0.0505
Registered Direct Offering	110,679,610	492,466
Registered Direct Offering, share price	£ 0.0097	£ 0.6660
Exercise February 2023 pre-funded warrants	62,184,525
Exercise February 2023 pre-funded warrants, share price	£ 0.0505
Exercise sries warrants	12,931,020
Exercise series warrants share price	£ 0.0505
Exercise series b Warrants	19,396,530
Exercise series B warrants share price	£ 0.0505
Exercise Investor warrants	625,000
Exercise Investor warrants, share price	£ 0.0505
Share sub-division and re-designation
Exercise c warrant	63,487,700
Exercise c warrants share price	£ 0.0097
Exercise of warrants		1	15,340	125,000
Exercise of warrants, share price		£ 200.000
Share issue to SIPP trustee		1,250		1,250
ShareIssue for SIPP trustee, share price		£ 0.001
A Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for consideraton at end	1,000,001	1,000,001	1,000,001
Private Placements
Registered Direct Offering
Exercise February 2023 pre-funded warrants
Exercise sries warrants
Exercise series b Warrants
Exercise Investor warrants
Share sub-division and re-designation
Exercise c warrant
Exercise of warrants
Share issue to SIPP trustee
B Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for consideraton at end	4,063,321,418
Private Placements
Registered Direct Offering
Exercise February 2023 pre-funded warrants
Exercise sries warrants
Exercise series b Warrants
Exercise Investor warrants
Share sub-division and re-designation	4,063,321,418
Exercise c warrant
Exercise of warrants
Share issue to SIPP trustee